Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ 56,582,857	$ 19,397,016
Loss (income) from discontinued operations	22,016,524	(6,412,419)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock, stock options and warrants issued as payment for compensation, services rendered and interest expense	10,266,023	7,863,492
Depreciation and amortization	1,440,576	137,807
Amortization of preferred stock discount and issuance cost	2,440,241	281,211
Changes in fair value of derivative liability	(2,096,904)	138,325
Write off of acquired in-process research and development	1,150,000	0
Loss on disposal of assets	0	3,734
Gain on contract termination	0	(656,278)
Contributions paid with common stock	607,363	0
Bad debt (recovery) expense	(87,773)	39,536
Goodwill impairment charge	0	558,168
Changes in operating assets and liabilities, net of the effect of acquisitions:
Prepaid expenses and other current assets	(350,227)	(221,979)
Accounts receivable	(443,132)	59,469
Inventory	(647,745)	0
Unearned revenues	948,452	60,593
Other assets	53,211	(127,113)
Accounts payable, accrued expenses and other current liabilities	(486,952)	(1,004,593)
Net cash used in operating activities - continuing operations	(21,773,200)	(18,677,063)
Net cash provided by operating activities - discontinued operations	845,206	10,200,364
Net cash used in operating activities	(20,927,994)	(8,476,699)
Cash flows from investing activities:
Cash received in acquisitions	320,863	0
Change in restricted cash used as collateral for notes payable	2,596	(2,500,000)
Acquisition of property and equipment	(574,857)	(1,095,359)
Net cash used in investing activities - continuing operations	(251,398)	(3,595,359)
Net cash used in investing activities - discontinued operations	(1,803,182)	(13,510,432)
Net cash used in investing activities	(2,054,580)	(17,105,791)
Cash flows from financing activities:
Net proceeds from the exercise of options and warrants	7,100	3,101,850
Net proceeds from issuance of capital stock	21,152,682	21,212,974
Net proceeds from issuance of preferred stock	0	8,894,062
Payment from related party	0	175,992
Repayment of mortgage loan	(149,542)	0
Proceeds from notes payable	149,766	431,520
Repayment of notes payable	(180,132)	(314,625)
Repayment of debt to related party	(3,000,000)	0
Repayment of preferred stock	(650,000)	0
Payment of dividend	0	(222,924)
Net cash provided by financing activities - discontinued operations	17,329,874	33,278,849
Net cash provided by financing activities - discontinued operations	2,739,496	576,601
Net cash provided by financing activities	20,069,370	33,855,450
Impact of changes of foreign exchange rates	46,245	180,062
Net (decrease)/increase in cash and cash equivalents	(2,866,959)	8,453,022
Cash and cash equivalents at beginning of year	12,745,432	15,612,391
Less cash and cash equivalents of discontinued operations at end of year	8,810,272	7,143,268
Cash and cash equivalents of continuing operations at end of period	3,935,160	8,469,123
Cash paid during the period for:
Interest	1,522,700	279,596
Taxes	1,119,500	2,056,250
Supplemental Schedule of non-cash investing activities
Acquisition of property and equipment	0	2,443,958
Capitalized interest	384,300	391,466
Supplemental schedule of non-cash financing activities
Common stock, warrants and contingent consideration issued with the acquisition		0
Common stock issued pursuant to the redemption of Convertible Redeemable Series E 7% Preferred Stock	3,511,200	0
Common stock issued in payment of dividends for the Convertible Redeemable Series E 7% Preferred Stock	748,900	0
Financing costs for capital stock raises	0	33,355
Conversion of Convertible Redeemable Series C Preferred Stock	0	13,720,048
Dividend to Related party reinvested as loan payable	11,726,100	0
Amorcyte [Member]
Supplemental schedule of non-cash financing activities
Common stock, warrants and contingent consideration issued with the acquisition	8,483,400
PCT [Member]
Supplemental schedule of non-cash financing activities
Common stock, warrants and contingent consideration issued with the acquisition	$ 17,200,000